UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Ryan L. Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2023

Date of reporting period:  June 30, 2023

Item 1. Report to Stockholders.

(a)

Kayne Anderson
Renewable Infrastructure Fund
Semi-Annual Report
June 30, 2023

(This Page Intentionally Left Blank.)

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

July 28, 2023

Dear Fellow Shareholders:

This semi-annual letter is designed to provide a concise summary of KARIX’s performance, portfolio, and outlook. As discussed in more detail below, we are very excited about the Fund’s prospects as the energy transition continues to accelerate, creating significant growth and investment opportunities for our portfolio holdings, which include some of the leading renewable energy companies in the world.

While the medium and long-term outlook for the renewable energy industry continued to strengthen following passage of the Inflation Reduction Act (IRA) in the United States, and efforts to accelerate renewables deployment in Europe, the first half of 2023 represented a difficult period for renewable infrastructure equities and the broader utility, power and infrastructure sectors. Continued stronger-than-expected economic data exerted further upward pressure on long-term interest rates, while spurring a mood of risk-taking in markets which attracted fund flows away from defensive infrastructure sectors and towards technology-related businesses – particularly companies with perceived leverage to opportunities in Artificial Intelligence (A.I).

The clean energy space has continued to work through post-COVID supply chain issues that have seen some wind and solar projects cancelled or delayed. While these affected projects in question have represented a small portion of the overall industry, they have attracted disproportionate attention and coverage, which has weighed on sentiment. Reports of quality issues among turbine manufacturers, and pockets of weakness in the U.S. residential solar sector have also weighed on industry sentiment even though these issues are largely peripheral our infrastructure-focused holdings. We also believe there is increasingly clear evidence across the industry that these supply chain challenges are notably improving as we move to the second half of the year.

When the market has been focused on near-term challenges, it is easy to lose sight of the bigger picture of what is happening in the energy transition. In their renewable energy market update published in June, the International Energy Agency (IEA)1 predicted yet another record year of renewables deployment in 2023, writing “global renewable capacity additions are set to soar by 107 GW, the largest absolute increase ever, to more than 440 GW in 2023. This is the equivalent of the entire installed power capacity of Germany and Spain combined. This is being driven by expanding policy support, growing energy security concerns, and improving competitiveness against fossil fuel alternatives. These factors are outweighing rising interest rates, higher investment costs and persistent supply chain challenges.”

For most of our Fund’s portfolio, expectations for future growth in earnings, cash flows, dividends and other metrics have not materially changed. Renewable infrastructure companies tend to have predictable businesses, driven by contracted cash flows and visible project growth backlogs. As a result, declining share prices of late have meant the valuations of our portfolio holdings have compressed. Today we see our portfolio holdings trading at valuations we haven’t seen since at least 2018, when the outlook for the renewable energy sector was not as strong or well-defined as it is today.

Performance

The Fund generated a total return of -6.54% in H1 2023. This compares to +3.59% for the S&P Global Infrastructure Index (USD Hedged) over the same time period. Underperformance relative to the benchmark was driven by underperformance of utility and clean energy sub-sectors over this time period, relative to more cyclical infrastructure categories.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Portfolio Positioning and Outlook

We believe the second half of 2023 will present an opportunity for the renewable energy sector to move beyond some of the headwinds that have weighed in recent quarters. While supply chain issues were widely reported in the first half of the year, we continue to see strong evidence that they are subsiding, and companies are moving beyond them. While guidance from Treasury and the IRS on the implementation of the Inflation Reduction Act has been slower to materialize, more clarity should be provided later this year, allowing new projects to move forward. We also expect to see tangible progress on renewable permitting reform in the E.U., which will help accelerate project development. According to the IEA in their recent report cited above, “European countries introduced more policy and regulatory changes to ease permitting in the last 18 months than over the entire previous decade.”

We also expect a more catalyst-rich second half for our portfolio. In several cases, companies in our portfolio are conducting strategic reviews of their businesses to highlight value that is currently being under-appreciated by public market participants. For other positions, we are expecting significant growth in cash flow and earnings as new renewable energy projects are brought online, or meaningful growth in future project backlog as global renewables demand continued to gain steam. We also continue to see a significant implied discount for public market renewable energy companies relative to renewable assets trading in private markets thanks in part to a large amount of private capital looking for opportunities in the sector. We believe this will continue to drive M&A activity, similar to transactions that have been beneficial to our portfolio over the last two years.

We appreciate the trust you have placed in us, and we take this responsibility very seriously. We are very optimistic about the Fund’s prospects moving forward and look forward to executing on our investment objective. Please do not hesitate to contact us with any questions or comments.

Sincerely,

Justin Campeau	J.C. Frey
Portfolio Manager	Portfolio Manager

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Past performance is not a guarantee of future results.

The information contained herein has been prepared by Kayne Anderson Capital Advisors, L.P. and reflects our views and opinions as of the date herein, which are subject to change at any time based on market and other conditions. We disclaim any responsibility to update these views. These views should not be relied on as investment advice or an indication of trading intent on behalf of the Fund. Any statements or facts derived from third-party sources are believed to be reliable but are not guaranteed as to their accuracy or completeness.

Please refer to the Schedule of Investments in this report for a complete list of Fund holdings for June 30, 2023.

Mutual fund investing involves risk. Principal loss is possible. An investment in the Fund could suffer loss. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Diversification does not assure a profit or protect against loss in a declining market. Because the Fund invests in Renewable Infrastructure Companies, the value of the Fund shares may be affected by events that adversely affect companies in that industry. The Fund has investments in non-U.S. issuers or U.S. issuers

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

with significant non-U.S. operations, which may be subject to additional political, social, regulatory, and economic risks. As a result, the Fund may be exposed to risks that the exchange rate of the U.S. dollar relative to other currencies may change in a manner that could have an adverse effect on the gain and loss generated from the Fund’s investments denominated in currencies other than the U.S. dollar. Market risk is the potential for changes in the fair value of financial instruments from market changes, including fluctuations in market price. Market risk is directly affected by the volatility and liquidity in markets in which the related underlying assets are traded.

The S&P Global Infrastructure USD Hedged Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities. The index is hedged against the fluctuations of the constituent currencies versus the U.S. dollar. It is not possible to invest directly in an index.

This communication is provided for informational purposes only. This communication shall not constitute an offer to sell or a solicitation to buy, nor shall there be any sale of any securities in any jurisdiction in which such offer or sale is not permitted. Nothing contained in this communication is intended to recommend any investment policy or investment strategy or consider any investor’s specific objectives or circumstances. Any tax or legal information provided merely summarizes our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the Fund nor any of its representatives may give legal or tax advice.

Earnings growth is not representative of the fund’s future performance.

Distributed by Quasar Distributors, LLC. Member FINRA/SIPC.

NOT FDIC INSURED | NO BANK GUARANTEE | MAY LOSE VALUE

1	IEA (2023), Renewable Energy Market Update – June 2023, IEA, Paris

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Expense Example (Unaudited)
June 30, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

				Expenses Paid
	Annualized Net	Beginning	Ending	During Period(1)
	Expense Ratio	Account Value	Account Value	(1/1/2023 to
	(6/30/2023)	(1/1/2023)	(6/30/2023)	6/30/2023)
Class I
Actual(2)	1.02%	$1,000.00	$934.60	$4.89
Hypothetical (5% annual return
before expenses)	1.02%	$1,000.00	$1,019.74	$5.11

Retail Class
Actual(2)	1.27%	$1,000.00	$932.90	$6.04
Hypothetical (5% annual return
before expenses)	1.27%	$1,000.00	$1,018.55	$6.31

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 181/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from January 1, 2023 through June 30, 2023 of -6.54% and -6.71% for Class I and Retail Class, respectively.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Allocation of Portfolio(1) (Unaudited)
As of June 30, 2023
(% of Net Assets)

Top Ten Equity Holdings(1) (Unaudited)
As of June 30, 2023
(% of Net Assets)

NextEra Energy, Inc.	6.33%
Brookfield Renewable Partners LP	5.41%
Iberdrola SA	5.37%
EDP – Energias de Portugal SA	5.30%
Atlantica Sustainable Infrastructure plc	5.22%
RWE AG	4.82%
Orsted A/S	4.21%
Clearway Energy, Inc., Class C	4.10%
Algonquin Power & Utilities Corp.	3.95%
Enel SpA	3.48%

(1)	Data expressed as a percentage of net assets as of June 30, 2023. Please refer to the Schedule of Investments for more details on the Fund’s individual holdings.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Schedule of Investments (Unaudited)
June 30, 2023

	Shares	Value
COMMON STOCKS – 97.38%
Green Utilities – 34.40%
Algonquin Power & Utilities Corp. (a)	410,700	$3,392,382
EDP – Energias de Portugal SA (a)	932,005	4,555,342
Enel SpA (a)	443,747	2,991,938
Eversource Energy	26,500	1,879,380
Hydro One Limited (a)	79,500	2,271,429
Iberdrola, S.A. (a)	353,501	4,616,311
NextEra Energy, Inc.	73,340	5,441,828
SSE plc (a)	96,595	2,265,167
Xcel Energy, Inc.	34,700	2,157,299
		29,571,076

Renewable Power Companies – 29.89%
The AES Corp.	136,800	2,835,864
Brookfield Renewable Partners L.P. (a)	157,652	4,649,158
China Longyuan Power Group Corp. Ltd. (a)	1,482,100	1,530,824
Drax Group plc (a)	341,000	2,512,658
Northland Power, Inc. (a)	81,433	1,698,429
Omega Energia SA (a)(b)	852,641	2,001,521
Orsted A/S (a)	38,214	3,622,776
RWE AG (a)	95,200	4,148,475
TransAlta Corporation (a)	288,691	2,702,222
		25,701,927

Renewable Energy Developers – 16.05%
Altus Power, Inc. (b)	125,600	678,240
Ameresco, Inc., Class A (b)	33,700	1,638,831
Corporacion Acciona Energias Renovables SA (a)	78,548	2,627,836
Enlight Renewable Energy Ltd. (a)(b)	97,400	1,728,850
Neoen SA (a)	60,695	1,924,077
ReNew Energy Global plc, Class A (a)(b)	333,798	1,829,213
Sunrun, Inc. (b)	81,400	1,453,804
Terna Energy SA (a)	87,116	1,919,291
		13,800,142

Wind & Solar Yield Companies – 13.56%
Atlantica Sustainable Infrastructure plc (a)	191,473	4,488,127
Clearway Energy, Inc., Class C	123,476	3,526,475
NextEra Energy Partners LP	37,278	2,185,982
TransAlta Renewables Inc. (a)	169,448	1,455,609
		11,656,193

The accompanying notes are an integral part of these financial statements.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Schedule of Investments (Unaudited) – Continued
June 30, 2023

	Shares	Value
Biomass Infrastructure & Other – 3.48%
Constellation Energy Corporation	9,800	$897,190
First Solar, Inc. (b)	3,000	570,270
Polaris Renewable Energy, Inc. (a)	141,900	1,526,382
		2,993,842

Total Common Stocks
(Cost $86,632,109)		83,723,180

SHORT-TERM INVESTMENTS – 5.24%
Money Market Fund – 5.24%
First American Treasury Obligations Fund, Class X, 5.04% (c)	4,508,474	4,508,474

Total Short-Term Investments
(Cost $4,508,474)		4,508,474
Total Investments
(Cost $91,140,583) – 102.62%		88,231,654
Liabilities in Excess of Other Assets – (2.62)%		(2,252,671)
Net Assets – 100.00%		$85,978,983

(a)	Foreign security.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2023.

At June 30, 2023, the Fund’s geographic allocation was as follows:

Geographic Location	% of Common Stock
Europe | U.K.	42.61%
United States	27.79%
Canada	21.13%
Australia, Brazil, Japan & Other	8.47%

The accompanying notes are an integral part of these financial statements.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Schedule of Open Forward Currency Contracts* (Unaudited)
June 30, 2023

					Unrealized
Settlement	Currency to be	Value	Currency to be	Value	Appreciation
Date	Delivered	(USD)	Received	(USD)	(Depreciation)**
12/29/23	9,428,441 BRL	$1,915,131	1,882,864 USD	$1,882,864	$(32,267)
12/29/23	11,419,484 CAD	8,647,204	8,602,248 USD	8,602,248	(44,956)
12/29/23	21,544,023 DKK	3,195,627	3,160,106 USD	3,160,106	(35,521)
12/29/23	18,627,615 EUR	20,526,985	20,332,042 USD	20,332,042	(194,943)
12/29/23	3,290,627 GBP	4,176,385	4,142,900 USD	4,142,900	(33,485)
12/29/23	10,623,300 HKD	1,361,872	1,357,697 USD	1,357,697	(4,175)
		$39,823,204		$39,477,857	$(345,347)

BRL – Brazilian Real
CAD – Canadian Dollar
DKK – Danish Krone
EUR – Euro
GBP – British Pound Sterling
HKD – Hong Kong Dollar
USD – U.S. Dollar

*	Bannockburn Global Forex, LLC is the counterparty for all open forward currency contracts held by the Fund as of June 30, 2023.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Statement of Assets and Liabilities (Unaudited)
June 30, 2023

ASSETS:
Investments, at value (Cost $91,140,583)	$88,231,654
Foreign currency, at value (Cost $99,746)	100,688
Cash	39,315
Receivable for forward currency contracts	35,735
Receivable for Fund shares sold	63,080
Dividends and interest receivable	237,133
Prepaid expenses and other receivables	33,854
Total assets	88,741,459

LIABILITIES:
Payable for forward currency contracts	1,493,568
Payable for open forward currency contracts, net	345,347
Payable for Fund shares redeemed	508,824
Dividends payable	305,273
Payable to Adviser	39,887
Payable for fund administration and fund accounting fees	25,464
Payable for transfer agent fees and expenses	13,421
Payable for custodian fees	5,617
Payable for compliance fees	2,576
Distribution fees payable	5,738
Accrued expenses and other liabilities	16,761
Total liabilities	2,762,476
NET ASSETS	$85,978,983

NET ASSETS CONSIST OF:
Paid-in capital	97,985,454
Total accumulated loss	(12,006,471)
Total net assets	$85,978,983

	Class I	Retail Class
	Shares	Shares
Net assets	$83,695,974	$2,283,009
Shares issued and outstanding(1)	8,631,560	235,798
Net asset value, offering, and redemption price per share	$9.70	$9.68

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2023

INVESTMENT INCOME:
Dividend income (net of foreign withholding taxes of $122,294)	$844,396
Interest income	103,725
Total investment income	948,121

EXPENSES:
Investment advisory fees (See Note 3)	389,458
Fund administration and fund accounting fees (See Note 3)	66,106
Transfer agent fees (See Note 3)	37,331
Custodian fees (See Note 3)	21,981
Federal and state registration fees	16,118
Legal fees	12,659
Audit fees	10,910
Compliance fees (See Note 3)	8,169
Excise tax expense	6,954
Trustees’ fees (See Note 3)	5,003
Reports to shareholders	4,587
Distribution fees – Retail Class (See Note 5)	3,211
Other	7,696
Total expenses before waiver/reimbursement	590,183
Less: Expense waiver/reimbursement by Adviser (See Note 3)	(121,831)
Net expenses	468,352
NET INVESTMENT INCOME	479,769

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on:
Investments	(3,179,131)
Forward currency contracts	(1,457,823)
Foreign currency transactions	(41,498)
Net realized loss	(4,678,452)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,220,307)
Forward currency contracts	82,400
Foreign currency translation	1,984
Net change in unrealized depreciation	(2,135,923)
Net realized and change in unrealized loss on investments	(6,814,375)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,334,606)

The accompanying notes are an integral part of these financial statements.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2023	For the Year Ended
	(Unaudited)	December 31, 2022
OPERATIONS:
Net investment income	$479,769	$1,072,245
Net realized loss on investments, forward currency
contracts and foreign currency transactions	(4,678,452)	(3,590,834)
Change in unrealized depreciation on investments,
forward currency contracts and foreign currency translation	(2,135,923)	(9,692,125)
Net decrease in net assets resulting from operations	(6,334,606)	(12,210,714)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings
Class I	(1,810,355)	(4,564,865)
Retail Class	(47,891)	(126,883)
Total distributions to shareholders	(1,858,246)	(4,691,748)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting
from capital share transactions(1)	(5,270,708)	8,217,063

NET DECREASE IN NET ASSETS	(13,463,560)	(8,685,399)

NET ASSETS:
Beginning of period	99,442,543	108,127,942
End of period	$85,978,983	$99,442,543

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:
	Six Months Ended June 30, 2023 (Unaudited)		For the Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class I
Issued	1,275,538	$13,178,005	1,993,810	$23,521,714
Issued to holders in reinvestment of dividends	125,943	1,249,062	305,109	3,355,38
Redeemed	(1,863,679)	(19,149,706)	(1,795,172)	(20,321,692)
Net increase (decrease) in Class I	(462,198)	$(4,722,639)	503,747	$6,555,411
Retail Class
Issued	37,900	$391,672	169,694	$2,039,069
Issued to holders in reinvestment of dividends	4,596	45,511	11,100	121,379
Redeemed	(96,635)	(985,252)	(42,517)	(498,796)
Net increase (decrease) in Retail Class	(54,139)	$(548,069)	138,277	$1,661,652
Net increase (decrease) in shares outstanding	(516,337)	$(5,270,708)	642,024	$8,217,063

The accompanying notes are an integral part of these financial statements.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Financial Highlights

	Six Months Ended	Year Ended	Year Ended		Period Ended
	June 30, 2023	December 31,	December 31,		December 31,
	(Unaudited)	2022	2021		2020(1)
Class I

PER SHARE DATA(2):
Net asset value, beginning of period	$10.60	$12.37	$12.81		$10.00

INVESTMENT OPERATIONS:
Net investment income(3)	0.05	0.12	0.10		—
Net realized and unrealized
gain (loss) on investments(4)	(0.74)	(1.39)	(0.22)		2.85
Total from investment operations	(0.69)	(1.27)	(0.12)		2.85

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.44)	(0.16)		— (5)
Net realized gains	—	(0.06)	(0.16)		(0.03)
Return of capital	—	—	—		(0.01)
Total distributions	(0.21)	(0.50)	(0.32)		(0.04)
Net asset value, end of period	$9.70	$10.60	$12.37		$12.81

TOTAL RETURN(6)	-6.54%	-10.32%	-0.93%		28.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$83,696	$96,372	$106,252		$43,694
Ratio of gross expenses to average net assets:
Before expense waiver/reimbursement(7)	1.28%	1.27%	1.46%		2.01%
After expense waiver/reimbursement(7)	1.02%	1.05%	1.14	%(8)	1.30%
Ratio of net investment
income (loss) to average net assets(7)	1.05%	0.97%	0.78%		(0.08)%
Portfolio turnover rate(6)(9)	35%	61%	58%		11%

(1)	Inception date of the Class I shares was July 23, 2020.
(2)	For a Class I share outstanding for the period.
(3)	Calculated based on average shares outstanding during the period.
(4)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Amount per share is less than $0.005.
(6)	Not annualized for periods less than one year.
(7)	Annualized for periods less than one year.
(8)	Prior to August 1, 2021, the annual expense limitation was 1.30% for Class I.
(9)
The portfolio turnover disclosed is for the Fund as a whole. The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Financial Highlights (Unaudited)

	Six Months Ended	Year Ended	Year Ended		Period Ended
	June 30, 2023	December 31,	December 31,		December 31,
	(Unaudited)	2022	2021		2020(1)
Retail Class

PER SHARE DATA(2):
Net asset value, beginning of period	$10.59	$12.37	$12.82		$11.72

INVESTMENT OPERATIONS:
Net investment income(3)	0.04	0.09	0.06		—
Net realized and unrealized
gain (loss) on investments(4)	(0.75)	(1.39)	(0.21)		1.12
Total from investment operations	(0.71)	(1.30)	(0.15)		1.12

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.42)	(0.14)		—
Net realized gains	—	(0.06)	(0.16)		(0.01)
Return of capital	—	—	—		(0.01)
Total distributions	(0.20)	(0.48)	(0.30)		(0.02)
Net asset value, end of period	$9.68	$10.59	$12.37		$12.82

TOTAL RETURN(5)	-6.71%	-10.57%	-1.23%		9.54%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,283	$3,070	$1,876		$91
Ratio of gross expenses to average net assets:
Before expense waiver/reimbursement(6)	1.53%	1.52%	1.64%		2.02%
After expense waiver/reimbursement(6)	1.27%	1.30%	1.34	%(7)	1.55%
Ratio of net investment
income (loss) to average net assets(6)	0.80%	0.72%	0.47%		(0.41)%
Portfolio turnover rate(5)(8)	35%	61%	58%		11%

(1)	Commencement date of the Retail Class was November 30, 2020.
(2)	For a Retail Class share outstanding for the entire period.
(3)	Calculated based on average shares outstanding during the period.
(4)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Prior to August 1, 2021, the annual expense limitation was 1.55% for the Retail Class.
(8)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Notes to the Financial Statements (Unaudited)
June 30, 2023

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Kayne Anderson Renewable Infrastructure (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Kayne Anderson Capital Advisors, L.P. (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide total return through a combination of current income and capital appreciation.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers two share classes, Class I and Retail Class shares. The Retail Class commenced operations on November 30, 2020. Neither class of shares have any front end sales loads or deferred sales charges. Retail Class shares are subject to a distribution fee and shareholder servicing fee of up to 0.25% of average daily net assets. Class I shares are not subject to a distribution fee.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.    Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy. In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price may be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a futures contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 1 or Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2023:

Assets	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Common Stocks
Green Utilities	$15,142,318	$14,428,758	$—	$29,571,076
Renewable Power Companies	13,887,194	11,814,733	—	25,701,927
Renewable Energy Developers	7,328,938	6,471,204	—	13,800,142
Wind & Solar Yield Companies	11,656,193	—	—	11,656,193
Biomass Infrastructure	2,993,842	—	—	2,993,842
Total Common Stocks	$51,008,485	$32,714,695	$—	$83,723,180
Short-Term Investments	4,508,474	—	—	4,508,474
	$55,516,959	$32,714,695	$—	$88,231,654
Liabilities
Other Instruments
Forward Currency Contracts	$—	$(345,347)	$—	$(345,347)
	$55,516,959	$32,369,348	$—	$87,886,307

During the period ended June 30, 2023, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

B.    Forward Currency Contracts – The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. The Fund utilizes forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund holds forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 I. for further counterparty risk disclosure.

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the net amount receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 K. for further derivative disclosures.

C.    Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

D.    Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

E.    Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

F.    Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Certain dividends received from the Funds’ investments are comprised of ordinary income and return of capital. At the time such dividends are received, the Fund allocates dividends between investment income and return of capital based on estimates. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after final tax reporting information is received. The return of capital portion of the dividends is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments. During the period ended June 30, 2023, the Fund received $215,993 in dividends allocated to return of capital. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

G.    Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Retail Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

H.    Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

I.    Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

J.    Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

K.    Derivatives – The Fund may utilize derivative instruments such as options, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses.

L.    Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and has elected not to provide a statement of cash flows.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the period ended June 30, 2023, the Fund’s average derivative volume is described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Long Forward Contracts	81,874,596	55,584,977
Short Forward Contracts	134,331,478	56,294,391

Statement of Assets and Liabilities

The effect of derivative instruments on the Statement of Assets and Liabilities for the period ended June 30, 2023:

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Forward Currency Contracts	Payable for
Foreign Exchange	forward currency contracts	$ —	$345,347
Total		$ —	$345,347

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2023:

Net Realized Gain (Loss) on Derivatives

Forward Currency
Derivatives	Contracts
Forward Currency Contracts	$(1,457,823)
Total	$(1,457,823)

Net Change in Unrealized Appreciation
(Depreciation) on Derivatives

Forward Currency
Derivatives	Contracts
Forward Currency Contracts	$82,400
Total	$82,400

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.85% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed in an Operating Expenses Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding 12b-1 fees – Retail Class (see Note 5), shareholder servicing fees, redemption fees, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs),  any acquired fund fees and expenses, annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) do not exceed 1.00% of the Fund’s average daily net assets. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within two years after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Adviser, with consent of the Board. Waived fees  and reimbursed expenses subject to potential recovery during the fiscal year of expiration are as follows:

Expiration	Amount
July 2023 to December 2023	$100,140
January 2024 to December 2024	229,108
January 2025 to December 2025	244,559
January 2026 to June 2026	121,831

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended June 30, 2023, are disclosed in the Statement of Operations.

Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. As long as the Fund meets certain requirements that govern its sources of income, diversification of assets and timely distribution of earnings to stockholders, the Fund will not be subject to U.S. federal income tax.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

The Fund must pay distributions equal to 90% of its investment company taxable income (ordinary income and short-term capital gains) to qualify as a regulated investment company (“RIC”) and it must distribute all of its taxable income (ordinary income, short-term capital gains and long-term capital gains) to avoid federal income taxes. The Fund will be subject to federal income tax on any undistributed portion of income. For purposes of the distribution test, the Fund may elect to treat as paid on the last day of its taxable year all or part of any distributions that are declared after the end of its taxable year if such distributions are declared before the due date of its tax return, including any extensions.

All RICs are subject to a non-deductible 4% excise tax on income that is not distributed on a timely basis in accordance with the calendar year distribution requirements. To avoid the tax, the Fund must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income for the calendar year, (ii) 98.2% of its net capital gains for the one-year period ending on November 30, the last day of our taxable year, and (iii) undistributed amounts from previous years on which the Fund paid no U.S. federal income tax. A distribution will be treated as paid during the calendar year if it is paid during the calendar year or declared by the Fund in October, November or December, payable to stockholders of record on a date during such months and paid by the Fund during January of the following year. Any such distributions paid during January of the following year will be deemed to be received by stockholders on December 31 of the year the distributions are declared, rather than when the distributions are actually received.

The Fund will be liable for the excise tax on the amount by which it does not meet the distribution requirement and will accrue an excise tax liability at the time that the liability is estimable and probable. During the fiscal year ended December 31, 2022, the Fund incurred $60,000 of excise tax expense on a portion of its distributable income treated as a spillback distribution. Spillback distributions are distributions of ordinary income and/or capital gains from the previous fiscal year that were not distributed by the end of that year. Although they represent ordinary income and/or capital gains earned by a mutual fund in the previous fiscal year, they are taxable in the year in which they are paid.

As of and during the year ended December 31, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax periods since the commencement of operations.

As of December 31, 2022, the Fund’s most recently completed fiscal year end, the components of distributable earnings on a tax basis were as follows:

Tax cost of Investments*	$96,519,648
Gross unrealized appreciation	$8,807,784
Gross unrealized depreciation	(7,231,565)
Net unrealized appreciation	1,576,219
Undistributed ordinary income	293,531
Other accumulated loss	(5,683,369)
Total accumulated loss	$(3,813,619)

*
Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales, partnership adjustments, passive foreign investment companies, forward currency contracts, and in-kind distributions.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

As of December 31, 2022, the Fund had a short-term capital loss carryover of $5,683,369 which will be permitted to be carried over for an unlimited period of time. A RIC may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain ordinary losses which occur during the portion of the Fund’s taxable period subsequent to December 31. For the taxable year ended December 31, 2022, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended December 31, 2022, the following table shows the reclassifications made:

Accumulated
Loss	Paid-In Capital
$60,014	$(60,014)

The tax character of distributions paid for the period ended June 30, 2023, and the year ended December 31, 2022 is as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2023	$1,858,247	$ —	$1,858,247
2022	4,158,684	533,064	4,691,748

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 (the “Plan”) for the Retail Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of the Retail Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to the Retail Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Retail Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Retail Class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. For the period ended June 30, 2023, the Retail Class incurred expenses of $3,211 pursuant to the Plan.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

Distribution and fees are not subject to the Operating Expenses Limitation Agreement to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution fees will increase the expenses beyond the Operating Expenses Limitation Agreement rate of 1.00% for the Retail Class, respectively.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended June 30, 2023, were as follows:

	Purchases	Sales
U.S. Government	$ —	$ —
Other	31,419,491	39,790,237

7.  OFFSETTING ASSETS AND LIABILITIES

During the course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. As of June 30, 2023, the Fund did not enter into any netting agreements which would require any portfolio securities to be netted.

		Gross	Net Amounts	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross	Amounts	Presented
	Amounts of	Offset in the	in the
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward Currency Contracts	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—
Liabilities:
Description
Forward Currency Contracts	$345,347	$—	$345,347	$—	$—	$345,347
	$345,347	$—	$345,347	$—	$—	$345,347

*	In some instances, the actual collateral pledged/received may be more than amount shown.

8.  LINE OF CREDIT

On October 25, 2022, the Fund renewed its secured line of credit (“LOC”) in the amount of $15,000,000, 20% of the Fund’s gross market value or 33.33% of the fair market value of the Fund’s investments, whichever is less. When utilized the LOC would be collateralized by a first priority security interest in the assets of the Fund. The LOC matures, unless renewed on October 24, 2023. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants, in connection with shareholder redemptions. The LOC is with the Custodian. Interest is charged at the prime rate which was 8.25% as of June 30, 2023. The Fund has authorized the Custodian to charge any of the Fund’s accounts for any missed payments. During the period ended June 30, 2023, the Fund did not utilize its line of credit.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Notes to the Financial Statements (Unaudited) – Continued
June 30, 2023

9.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2023, Charles Schwab and National Financial Services, for the benefit of their customers, combined owned approximately 80.90% of the outstanding shares of the fund.

10.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

11.  SUBSEQUENT EVENTS

Effective July 31, 2023, Preston (“P.J.”) Fielding has been added as a co-portfolio manager to the Fund. John C. (“J.C.”) Frey and Justin Campeau will continue to serve as co-portfolio managers to the Fund, and will share portfolio management duties with Mr. Fielding.

Management has evaluated events and transactions for potential recognition or disclosure through the date the Financial statements were issued and has determined that no additional items require recognition or disclosure.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Additional Information (Unaudited) – Continued
June 30, 2023

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-866-530-2690.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-866-530-2690, or (2) on the SEC’s website at www.sec.gov.

KAYNE ANDERSON RENEWABLE INFRASTRUCTURE FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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INVESTMENT ADVISER
Kayne Anderson Capital Advisors, L.P.
811 Main Street, 14th Floor
Houston, TX 77002

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20036

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Series Portfolios Trust

By (Signature and Title)*                     /s/ Ryan L. Roell
Ryan L. Roell, President

Date 9/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/ Ryan L. Roell
Ryan L. Roell, President

Date 9/6/2023

By (Signature and Title)*                    /s/ Cullen O. Small
Cullen O. Small, Treasurer

Date 9/6/2023